Summary of Significant Accounting Policies - Warrant Liabilities (Details) - $ / shares		12 Months Ended
	May 18, 2020	Dec. 31, 2020	Jun. 30, 2021
Share price			$ 18.00
Public Warrants expiration term			5 years
Jaws Acquisition Corp [Member]
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination		30 days
Class A common stock | Jaws Acquisition Corp [Member]
Class of warrants or rights number of shares excercisable for each unit of warrant		0.33
Exercise price of warrant (in dollars per share)		$ 11.50
Public Warrants [Member] | Jaws Acquisition Corp [Member]
Public Warrants exercisable term after the completion of a business combination		30 days
Public Warrants exercisable term from the closing of the initial public offering		12 months
Public Warrants expiration term		5 years
Public Warrants [Member] | Redemption of Warrants when the price per Class A ordinary share equals or exceeds $18.00 | Jaws Acquisition Corp [Member]
Stock price trigger for redemption of public warrants (in dollars per share)		$ 18.00
Public Warrants [Member] | Class A common stock | Jaws Acquisition Corp [Member]
Class of warrants or rights number of warrants issued during the period	23,000,000
Private Placement Warrants [Member] | Class A common stock | Jaws Acquisition Corp [Member]
Class of warrants or rights number of warrants issued during the period	10,533,333
Class of warrants or rights issue price per warrant	$ 1.50
Class of warrants or rights number of shares excercisable for each unit of warrant		1
Exercise price of warrant (in dollars per share)		$ 11.50
Private And Public Warrants [Member] | Jaws Acquisition Corp [Member]
Percentage holding of beneficial interest for approval to be obtained for warrant redemtion		50.00%
IPO [Member] | Jaws Acquisition Corp [Member]
Number of shares issued	69,000,000	69,000,000
Share price	$ 10.00	$ 10.000